--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust
                       Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust
SERVICING AGENT        Co.
                       c/o NFDS
                       P.O. Box 419729
                       Kansas City, MO 64141-6729

INDEPENDENT            Price Waterhouse LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Greenwich Plaza, Suite
                       100
                       Greenwich, CT 06830

BOARD OF DIRECTORS     Jean Bernhard Buttner
                       John W. Chandler
                       Leo R. Futia
                       Charles E. Reed
                       Paul Craig Roberts
                       Nancy-Beth Scheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Jack M. Houston
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

         AN INVESTMENT IN THE VALUE LINE TAX EXEMPT FUND, INC. MONEY MARKET PORTFOLIO IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL MAINTAIN ITS $1.00 PER SHARE NET ASSET VALUE.

         THIS REPORT IS ISSUED FOR THE INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                      VLF 702102

                      ------------------------------------

                                 ANNUAL  REPORT
                      ------------------------------------
                               FEBRUARY 28, 1997
                    ----------------------------------------

                                      THE
                                   VALUE LINE
                                   TAX EXEMPT
                                   FUND, INC.

                                     [LOGO]

THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               To Our Value Line
-------------------------------------------

TO OUR SHAREHOLDERS:

During the year ended February 28, 1997, prices of fixed-income securities generally declined as interest rates rose. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index, rose slightly from 5.71% on February 29, 1996 to 5.76% on February 28, 1997. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, increased from 6.47% to 6.80%. A large jump in interest rates occurred in the first half of 1996 as the yield on the 30-year Treasury bond reached a high of 7.19% on July 5, 1997. Stronger economic statistics, such as large increases in employment, awakened fears of a stronger economy and higher inflation. As the year progressed, these fears subsided as inflation remained moderate. The third quarter growth rate of GDP returned to the gradual level of 2.1%. Subsequently, the yield on the 30-year Treasury bond declined to 6.35% at the end of November. However, this decline was shortlived. The bond market reacted negatively to Federal Reserve Chairman Greenspan's warnings of "irrational exuberance" and "pre-emptive tightening" in mid-December. In addition, the fourth quarter growth rate of GDP was stronger at 3.9%. The yield of the 30-year Treasury bond rose to 6.99% on March 19th and the yield of the Bond Buyer's 40-Bond Index rose to 5.88% on January 27, 1997. On March 25, 1997, the Fed increased the Federal Funds rate from 5.25% to 5.50% which appears to be the first step in the Fed's pre-emptive move to keep inflation contained. The future direction of interest rates will be influenced by the strength of the economy and the actions taken by the Federal Reserve.

During the past year, tax-exempt bonds have outperformed government bonds. For the twelve months ended February 28, 1997, the Lehman Municipal Bond Index increased 5.51% compared to 4.53% for the Lehman Government Index. The low supply of new issues and the continuing demand from investors for tax-exempt income contributed to this superior performance. This relative showing is more significant after taxes since the income on most tax-exempt bonds is free of Federal income taxes whereas the return on government bonds is taxable. The most volatile time of the year for tax-exempt bonds, when yields rose, came during the 1996 election campaign. Uncertainties concerning tax proposals, specifically the flat tax and tax cuts, temporarily reduced the attractiveness of tax-exempt securities. These concerns subsided after the elections.

HIGH-YIELD PORTFOLIO

The primary objective of the Value Line Tax Exempt High-Yield Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal. During the year ended February 28, 1997, the Portfolio's total return was up 4.86%. Since its inception in March, 1984, the total return for the High Yield Portfolio, assuming the reinvestment of all dividends over that period, was 186.64%. This is equivalent to an average annual total return of 8.47%. The Portfolio's SEC yield as of February 28, 1997 was 4.97% and exceeded the average SEC yield of 4.54% for all general municipal bond funds ranked by Lipper Analytical Services. Your Portfolio's total return for the year ended February 28, 1997 was 4.86% compared to 5.51% for Lehman Municipal Bond Index during the same time period.

Your Fund's management continues to emphasize bonds with high credit ratings and with call protection in order to maintain and maximize shareholder income without sacrificing safety of principal. The differential, or spread, between the yields of high-grade and low-grade securities is small and does not warrant the increased credit and market risk associated with the lower grade credits. Over 97% of the Portfolio's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation. In addition, 28% of the Portfolio is invested in high-coupon, non-callable bonds. The Portfolio's highest concentrations of investments are in the insured, housing-revenue, and hospital-revenue sectors. Management continually monitors the

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

TAX EXEMPT FUND SHAREHOLDERS
-------------------------------------------
Portfolio's duration* and expects to maintain the duration within a range which is close to the Lehman Municipal Bond Index.

MONEY MARKET PORTFOLIO

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities which have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share. The portfolio consists only of securities which carry the highest two ratings of the major credit-rating agencies. The annualized yield was 2.74% as of February 28, 1997, equivalent to a 4.54% taxable yield for those in the 39.6% tax bracket.

All short-term rates rose in the year ended February 28, 1997. Short-term, tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, increased from 3.30% on February 29, 1996 to 3.61% on February 28, 1997. During this same period of time, the yield on one-year taxable Treasury bills increased from 5.03% to 5.22%.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees; it is a true no-load fund.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                Sincerely,

           [SIGNATURE]

                JEAN BERNHARD BUTTNER
                CHAIRMAN AND PRESIDENT

APRIL 28, 1997
---------------------------------------------------

*Duration (here referring to modified duration) is a statistical term used to measure the price sensitivity of a bond index, or portfolio to changes in interest rates. The higher the duration, the greater the price change accompanying any change in interest rates. For example, if a fund has a modified duration of seven (years), the price of the fund would be expected to rise or fall 7% for every 1.0 percentage point drop or rise, respectively, in interest rates. Prices move in the opposite direction from interest rates.

The Lehman Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. Returns and attributes for the Index are calculated semi-monthly using approximately 25,000 municipal bonds, which are priced by Muller Data Corporation. The returns for the Index do not reflect expenses, which are deducted from the Fund's returns. The modified duration of the Lehman Municipal Bond Index, as of February 28, 1997 was 7.59.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

-------------------------------------------

ECONOMIC OBSERVATIONS

The current economic expansion is now entering its seventh year. Although this does not yet qualify as the longest peacetime period of growth on record (both the 1960's and the 1980's experienced somewhat longer upcycles), it is still quite noteworthy, especially since there are as yet few signs that this lengthy run of uninterrupted prosperity is about to draw to a close. In fact, recent reports show that there is still a good deal of strength around, with high doses of consumer confidence, continuing solid job growth, and healthy levels of retail, housing, and manufacturing activity pointing to economic growth that will likely stay above 2% for most, if not all, of 1997.

Inflation, meanwhile, continues to be under control, with prices at both the producer (or wholesale) and consumer levels either falling or going up only modestly. This healthy inflation trend, which is remarkable given the longevity of the business expansion, is, moreover, showing few signs of running its course. Underscoring our optimism in this area is the fact that there is still a lack of serious shortages on either the labor or the raw materials fronts, although we do note that the recent pickup in wage pressures could, if unchecked, pose some threat down the road.

Interest rates, meanwhile, reflecting the likely moderate pace of upcoming economic growth and the benign nature of inflation, are unlikely to change all that much over the next year. Nevertheless, we caution that recent remarks by Federal Reserve Chairman Alan Greenspan, in which he indicated that the Fed has, in the past, occasionally raised rates before higher inflation actually took hold, and the subsequent one-quarter of a percentage point increase in short-term interest rates, would seem to suggest that the central bank will not be shy about tightening the credit reins further this year, if it sees the need. An additional upward move in rates, if sufficiently pronounced, would not be good news for either the stock or the bond markets, or, ultimately, for the U.S. economy.

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

-------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
               VALUE LINE TAX EXEMPT HIGH-YIELD PORTFOLIO AND THE
                         LEHMAN BROAD BASED MUNI INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             LEHMAN BROAD BASED   VALUE LINE TAX EXEMPT
                 MUNI INDEX        HIGH YIELD PORTFOLIO
Feb. 1987             $10,000.00              $10,000.00
1988                   10,262.00               10,191.00
1989                   10,900.00               10,937.00
1990                   12,018.00               11,797.00
1991                   13,126.00               12,671.00
1992                   14,437.00               14,033.00
1993                   16,424.00               15,861.00
1994                   17,333.00               16,553.00
1995                   17,660.00               16,660.00
1996                   19,611.00               18,250.00
1997                   20,691.00               19,138.00

                     (Period covered is 3/1/87 to 2/28/97)

PERFORMANCE DATA

                                           AVERAGE ANNUAL TOTAL RETURN

                                  HIGH-YIELD PORTFOLIO                                     MONEY MARKET PORTFOLIO
                                 12/31/96      2/28/97                                     12/31/96      2/28/97
                                -----------  -----------                                  -----------  -----------
 1 year ended.................     3.55%        4.86%     1 year ended..................     2.65%        2.56%
 5 years ended................     6.22%        6.40%     5 years ended.................     2.34%        2.32%
10 years ended................     6.94%        6.71%     10 years ended................     3.58%        3.55%

  THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Schedule of Investments
-------------------------------------------

 PRINCIPAL                                                                             RATING
  AMOUNT                             HIGH-YIELD PORTFOLIO                           (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (93.5%)
             ALABAMA (.7%)
 $1,250,000  Colbert County-Northwest, Health Care Authority, Hospital Revenue
               Refunding, Helen Keller Hospital, 8.75%, 6/1/09....................  NR            $  1,378,875

             ALASKA (4.1%)
   250,000   Housing Finance Corp., Collateral Mortgage Obligation, Veteran's 1st
               Ser., Veteran's Mortgage Program, 7.45%, 12/1/29...................  Aaa                257,468
 8,000,000   Valdez, Marine Terminal, Revenue, Refunding, BP Pipeline Inc.
               Project, Ser. C, 5.65%, 12/1/28....................................  Aa2              7,632,160
                                                                                                  ------------
                                                                                                     7,889,628

             ARKANSAS (1.0%)
             Development Finance Authority, Single Family Mortgage, Revenue:
 1,180,000     Correction Facilities Revenue, 5.40%, 10/1/11......................  Aaa              1,181,215
   655,000     Single Family Mortgage Revenue Replacement, Ser. C, 8.125%,
               8/1/14.............................................................  A+*                680,362
                                                                                                  ------------
                                                                                                     1,861,577

             CALIFORNIA (2.8%)
 1,000,000   Anaheim, Public Financing Authority, Lease Revenue, Public
               Improvements Project, Ser. A, 6.00%, 9/1/24........................  Aaa              1,058,700
 3,800,000   Pleasant Hill, Redevelopment Agency, Residential Mortgage Revenue,
               Refunding, 5.75%, 8/1/11...........................................  AA*              3,802,546
   695,000   Yuba County, Water Agency, Revenue, Yuba River Development, Pacific
               Gas and Electric Co., Ser. A, 4.00%, 3/1/16........................  A                  615,840
                                                                                                  ------------
                                                                                                     5,477,086

             COLORADO (2.6%)
 4,055,000   Denver, City & County Single Family Mortgage Revenue, 7.00%,
               8/1/10.............................................................  Aaa              4,677,118
   345,000   Housing Finance Authority, Single Family, Revenue, Residential, Ser.
               C, 8.75%, 9/1/17...................................................  Aa1                358,838
                                                                                                  ------------
                                                                                                     5,035,956

             GEORGIA (.5%)
 1,000,000   Residential Finance Authority, Single Family Insured Mortgage,
               Revenue, Subser. C, 8.00%, 12/1/16.................................  Aa               1,049,850

             HAWAII (2.4%)
 4,000,000   Department of Budget and Finance, Special Purpose Mortgage Revenue,
               Kapiolani Health Care System, 6.40%, 7/1/13........................  Aaa              4,574,800

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 1997
-------------------------------------------

 PRINCIPAL                                                                             RATING
  AMOUNT                             HIGH-YIELD PORTFOLIO                           (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
             IDAHO (.4%)
 $ 700,000   Housing and Finance Association, Single Family Mortgage Revenue, Ser.
               B, 5.10%, 7/1/27+..................................................  Aaa           $    695,674

             ILLINOIS (11.9%)
             Chicago:
 6,200,000     O'Hare International Airport, Revenue Refunding, 2nd Lien, Ser.
                 C-1, 5.00%, 1/1/18...............................................  Aaa              5,624,950
 3,000,000     Skyway Toll Bridge Revenue, Refunding, 5.50%, 1/1/23...............  Aaa              2,868,390
 2,500,000   General Obligations, Refunding, 5.125%, 12/1/17......................  Aaa              2,352,175
             Housing Development Authority:
 4,500,000     Multi Family, Ser. 91-A, 8.25%, 7/1/16.............................  A1               4,850,685
 2,415,000     Residential Mortgage Revenue, Ser. A, 7.00%, 8/1/17................  Aa               2,509,837
 1,500,000   Regional Transportation Authority, Ser. A, 8.00%, 6/1/17.............  Aaa              1,939,170
 2,650,000   Sales Tax Revenue, Ser. P, 6.50%, 6/15/22............................  Aa3              2,993,678
                                                                                                  ------------
                                                                                                    23,138,885

             INDIANA (2.1%)
 3,000,000   Office Building Commission, Capital Complex, Revenue, Ser. B, 7.40%,
               7/1/15.............................................................  Aaa              3,655,290
   500,000   South Newton, School Building Corp., Refunding, First Mortgage,
               5.60%, 1/15/17.....................................................  Aaa                500,560
                                                                                                  ------------
                                                                                                     4,155,850

             IOWA (2.4%)
 1,780,000   Finance Authority: Single Family, Revenue Mortgage, Ser. B, 7.45%,
               7/1/23.............................................................  Aaa              1,876,618
 2,500,000   Muscatine, Electric Revenue, 6.70%, 1/1/13...........................  Aaa              2,808,625
                                                                                                  ------------
                                                                                                     4,685,243

             MAINE (1.8%)
 2,800,000   Housing Authority, Mortgage Purchase Program, Ser. D-4, 7.55%,
               11/15/19...........................................................  Aa2              2,952,936
   500,000   State Street Housing Preservation Corp., Multifamily Housing Revenue,
               100 State Street Project, Ser. A, 7.50%, 1/1/19....................  A*                 527,480
                                                                                                  ------------
                                                                                                     3,480,416

             MARYLAND (1.6%)
 3,000,000   Northeast, Waste Disposal Authority, Solid Waste Revenue, Montgomery
               County Project, Ser. A, 6.20%, 7/1/10..............................  A                3,072,210

+ WHEN ISSUED SECURITY.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
-------------------------------------------

 PRINCIPAL                                                                             RATING
  AMOUNT                             HIGH-YIELD PORTFOLIO                           (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (2.6%)
 $2,625,000  Health & Educational Facilities Authority, Revenue, New England
               Memorial Hospital, Ser. B, 6.00%, 7/1/08...........................  B             $  2,190,011
 2,710,000   Housing Finance Agency, Residential Development,
               Ser H, 6.75%, 5/15/15..............................................  Aaa              2,857,316
                                                                                                  ------------
                                                                                                     5,047,327

             MICHIGAN (1.0%)
 2,000,000   Housing Development Authority, Single Family Mortgage, Revenue, Ser.
               C, 5.95%, 12/1/14..................................................  AA+*             2,023,560

             MINNESOTA (1.5%)
 2,900,000   Housing Finance Agency, Rental Housing, Ser. D, 5.80%, 8/1/11........  Aaa              2,936,946

             NEBRASKA (2.2%)
 4,130,000   Investment Finance Authority, Single Family Mortgage, Revenue, Ser.
               A, 5.977%, 9/30/16.................................................  Aaa              4,256,213

             NEW HAMPSHIRE (.1%)
   195,000   Housing Finance Authority, Single Family Residential Mortgage, Ser.
               B, 7.75%, 7/1/23...................................................  Aa                 206,187

             NEW JERSEY (.3%)
   570,000   Housing and Mortgage Finance Agency, Home Buyer, Revenue, Ser. H,
               4.625%, 10/1/18....................................................  Aaa                560,948

             NEW MEXICO (1.1%)
 2,000,000   Santa Fe County, Correctional System, Revenue, 6.00%, 2/1/27.........  Aaa              2,118,400

             NEW YORK (13.2%)
             New York City:
   630,000     General Obligations, Ser. F, 8.20%, 11/15/04.......................  Baa1               719,151
   750,000     Housing Development Corp., Mortgage Revenue, Multi-Family, F.H.A.
                 Insured, Ser. 1995A, 9.625%, 1/1/19..............................  Aa                 774,097
             New York State:
               Dormitory Authority, Revenue:
   240,000       Court Facilities Lease, Ser. A, 5.625%, 5/15/13..................  Baa1               234,862
 2,500,000       Long Island University, Asset Guaranty, FSA Insured, 5.50%,
                   9/1/20.........................................................  Aaa              2,395,125
 2,000,000       Refunding, City University System, 3rd General Resolution, 5.50%,
                   7/1/24.........................................................  Aaa              1,944,760
 1,000,000       State University Educational Facilities, Ser. C, 5.40%,
                   5/15/23........................................................  Baa1               917,440
               Medical Care Facilities Finance Agency:
                 Hospital and Nursing Home, Mortgage Revenue:
 6,110,000         Ser. D, 6.35%, 2/15/12.........................................  Aa               6,417,027

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 1997
-------------------------------------------

 PRINCIPAL                                                                             RATING
  AMOUNT                             HIGH-YIELD PORTFOLIO                           (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
 $1,890,000        Ser. B, 5.50%, 2/15/22.........................................  AAA*          $  1,832,601
 4,100,000       Presbyterian Hospital, Ser. A, Revenue Refunding, 5.50%,
                   8/15/24........................................................  Aa               3,899,551
 1,570,000       St. Luke's-Roosevelt Hospital, Ser. A, Refunding, 5.60%,
                   8/15/13........................................................  Aa               1,561,616
               Mortgage Agency Revenue, Homeowner Mortgage:
   965,000       Ser. 30-A, 4.375%, 10/1/23.......................................  Aa2                931,128
 1,000,000       Ser. 61, 5.90%, 4/1/27...........................................  Aa2              1,009,240
 3,000,000     Urban Development Corp., Refunding, Corporate Purpose, Senior Lien,
                 5.50%, 7/1/26....................................................  Aaa              2,889,930
                                                                                                  ------------
                                                                                                    25,526,528

             NORTH CAROLINA (2.9%)
             Housing Finance Agency:
 2,390,000     Single Family, Revenue, Ser. BB, 6.05%, 3/1/21.....................  Aa               2,427,619
 3,105,000     Ser U, 6.375%, 9/1/22..............................................  Aa               3,176,415
                                                                                                  ------------
                                                                                                     5,604,034

             OKLAHOMA (3.5%)
   585,000   Housing Finance Agency, Single Family Mortgage, Revenue, Class A,
               7.99675%, 8/1/18...................................................  AAA*               616,210
 5,745,000   McGee Creek Authority, Water Revenue, 6.00%, 1/1/23..................  Aaa              6,146,518
                                                                                                  ------------
                                                                                                     6,762,728

             OREGON (4.5%)
 8,695,000   Eugene, Trojan Nuclear Project, Revenue, 5.90%, 9/1/09...............  Aa1              8,740,562

             RHODE ISLAND (1.4%)
 1,750,000   Health & Educational Bulding Corp. Revenue, Refunding, Roger Williams
               University, 5.25%, 11/15/16........................................  AAA*             1,635,708
 1,000,000   Housing and Mortgage Finance Corp., Homeownership Opportunity, Ser.
               3A, 7.80%, 10/1/10.................................................  Aa2              1,074,020
                                                                                                  ------------
                                                                                                     2,709,728

             SOUTH CAROLINA (.7%)
 1,225,000   Piedmont, Municipal Power Agency, Electric Power Agency, Refunding,
               6.75%, 1/1/19......................................................  Aaa              1,407,917

             SOUTH DAKOTA (5.7%)
 9,000,000   Heartland Consumers Power District, Electric Revenue, Refunding,
               6.00%, 1/1/17......................................................  Aaa              9,538,560
 1,500,000   Housing Development Authority, Homeownership Mortgage, Ser. A, 5.40%,
               5/1/14.............................................................  Aa1              1,509,135
                                                                                                  ------------
                                                                                                    11,047,695

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
-------------------------------------------

 PRINCIPAL                                                                             RATING
  AMOUNT                             HIGH-YIELD PORTFOLIO                           (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
             TEXAS (9.0%)
 $3,000,000  Harris County, Hospital District, Mortgage Revenue, 7.40%, 2/15/10...  Aaa           $  3,589,320
 8,600,000   Houston, Housing Finance Corp., Single Family Mortgage Revenue,
               Refunding, Ser. A, 5.95%, 12/1/10..................................  Aaa              8,742,588
 3,000,000   Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
               Refunding, Ser. 1989A, 8.00%, 10/1/21..............................  AAA*             3,980,040
 1,000,000   Travis County, Health Facilities Development Corp., Hospital Revenue,
               Daughters of Charity, 5.90%, 11/15/07..............................  Aa               1,047,580
                                                                                                  ------------
                                                                                                    17,359,528

             UTAH (.8%)
             Housing Finance Agency, Single Family Mortgage:
   430,000     Ser. C-3, 7.55%, 7/1/23............................................  AA*                454,153
 1,065,000     Ser. D-3, 7.55%, 7/1/23............................................  AA*              1,122,286
                                                                                                  ------------
                                                                                                     1,576,439

             VIRGINIA (1.6%)
 3,000,000   Housing Development Authority, Commonwealth Mortgage, Subser. H-2,
               6.85%, 7/1/14......................................................  Aa1              3,173,430

             WASHINGTON (1.3%)
 2,500,000   Grant County, Public Utility District No. 2, Priest Rapids Hydro
               Electric Revenue, Second Series, Ser. A, 5.50%, 1/1/16.............  Aaa              2,431,250

             WISCONSIN (5.8%)
 3,000,000   Clean Water Revenue, Ser. 1, 6.875%, 6/1/11..........................  Aa2              3,481,440
 7,595,000   Housing and Economic Development Authority, Housing Revenue,
               Refunding, Ser C, 5.80%, 11/1/13...................................  Aaa              7,656,444
                                                                                                  ------------
                                                                                                    11,137,884
                                                                                                  ------------

             TOTAL LONG-TERM MUNICIPAL SECURITIES...............................................   181,123,354
                                                                                                  ------------

SHORT-TERM MUNICIPAL SECURITIES (7.3%)
 1,250,000   Delta County, Michigan, Economic Development Corp., Environmental
               Improvement Revenue, Refunding, Mead Escambia Paper Co., 3.45%,
               12/1/23............................................................  P1(1)            1,250,000
 3,500,000   Jackson County, Mississippi, Port Facility Revenue, Refunding,
               Chevron USA, Inc. Project, 3.45%, 6/1/23...........................  P1(2)            3,500,000

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 1997
-------------------------------------------

 PRINCIPAL                                                                             RATING
  AMOUNT                             HIGH-YIELD PORTFOLIO                           (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
             Lincoln County, Wyoming, Pollution Control Revenue, Exxon Project:
 $ 300,000     Ser. D, 3.45%, 11/1/14.............................................  P1(1)         $    300,000
 2,600,000     Ser. 1985, 3.40%, 8/1/15...........................................  P1(1)            2,600,000
   500,000   Louisiana Public Facilities Authority, Revenue, Kenner Hotel Ltd.,
               3.50%, 12/1/15.....................................................  Aa1(2)             500,000
             Maricopa County, Arizona, Pollution Control Revenue, Refunding,
               Arizona Public Service Co.:
 1,300,000       Ser. B, 3.45%, 5/1/29............................................  P1(1)            1,300,000
 1,000,000       Ser. E, 3.45%, 5/1/29............................................  P1(1)            1,000,000
 3,000,000   New Jersey State Turnpike Authority, Revenue Refunding, Ser. D,
               3.15%, 1/1/18......................................................  VMIG1(1)         3,000,000
             New York City:
               General Obligations, Subser. B-2:
   100,000       3.45%, 8/15/03...................................................  VMIG1(1)           100,000
   600,000       3.55%, 8/15/20...................................................  VMIG1(1)           600,000
                                                                                                  ------------

             TOTAL SHORT-TERM MUNICIPAL SECURITIES..............................................    14,150,000
                                                                                                  ------------

             TOTAL MUNICIPAL SECURITIES (100.8%) (COST $191,106,211)............................   195,273,354

             EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-.8%)............................    (1,632,030)
                                                                                                  ------------

             NET ASSETS (100.0%)................................................................  $193,641,324
                                                                                                  ------------

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER SHARE OUTSTANDING..............  $      10.78
                                                                                                  ------------

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY OR (2) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF FEBRUARY 28, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Schedule of Investments
-------------------------------------------

 PRINCIPAL                                                                              RATING
  AMOUNT                             MONEY MARKET PORTFOLIO                          (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (104.0%)
             ARIZONA (11.5%)
 $1,000,000  Maricopa County, Pollution Control Revenue, Refunding, Arizona Public
               Service Co., Ser B, 3.45%, 5/1/29...................................  P1(1)         $ 1,000,000
   500,000   Northern Arizona University, Revenue, Refunding, 5.20%, 6/1/97........  Aaa               501,769
   760,000   Pima County, General Obligations, 5.60%, 7/1/97.......................  Aa                764,871
                                                                                                   -----------
                                                                                                     2,266,640

             ARKANSAS (2.5%)
   500,000   Development Finance Authority, Correctional Facilities Revenue,
               Refunding, 3.60%, 11/15/97+.........................................  Aaa               500,000

             CALIFORNIA (2.6%)
   500,000   Los Angeles County, Tax and Revenue Anticipation Notes, Ser. A, dated
               7/1/96, 4.50%, 6/30/97..............................................  MIG1              502,795

             FLORIDA (2.5%)
   500,000   Dade County, Health Facilities Authority, Hospital Revenue, Miami
               Childrens Hospital Project, 3.50%, 9/1/20...........................  VMIG1(1)          500,000

             GEORGIA (13.8%)
   500,000   Clarke County, Hospital Authority Revenue Certificates, Refunding,
               Athens Regional Medical Project, 3.90%, 1/1/98......................  Aaa               500,807
   220,000   General Obligations, Refunding, Ser. E, 3.75%, 7/1/97.................  Aaa               220,119
 1,000,000   Hapeville, Development Authority, Industrial Development Revenue,
               Hapeville Hotel Ltd., 3.50%, 11/1/15................................  P1(1)           1,000,000
 1,000,000   Monroe County, Development Authority, Pollution Control Revenue,
               Georgia Power Company, 2nd Ser., 3.55%, 7/1/25......................  VMIG1(1)        1,000,000
                                                                                                   -----------
                                                                                                     2,720,926

             IOWA (4.6%)
   400,000   School Cash Anticipation Program, School Corporations, Warrant
               Certificates, Ser. B, 4.25%, 1/30/98................................  MIG1              402,123
   500,000   School Corporations, Warrant Certificates, Ser. A, 4.75%, 6/27/97.....  MIG1              501,243
                                                                                                   -----------
                                                                                                       903,366

             LOUISIANA (8.9%)
 1,000,000   Lake Charles Parish, Harbor and Terminal District, Port Facilities
               Revenue, Refunding, 3.45%, 11/1/11..................................  Aa1(1)          1,000,000
             Public Facilities Authority:
   250,000     Special Assessment Revenue, Refunding, 3.90%, 4/1/97................  Aaa               250,062
   500,000     School Board Advance Funding Program, Ser. A, 4.50%, 9/24/97........  SP1+*             501,637
                                                                                                   -----------
                                                                                                     1,751,699

+ WHEN ISSUED SECURITY.

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 1997
-------------------------------------------

 PRINCIPAL                                                                              RATING
  AMOUNT                             MONEY MARKET PORTFOLIO                          (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
             MARYLAND (3.6%)
 $ 700,000   Community Development Administration, Single Family Program, 1st Ser.,
               6.00%, 4/1/97.......................................................  Aa            $   701,399

             MICHIGAN (10.7%)
   100,000   Delta County, Economic Development Corp., Environmental Improvement
               Revenue, Refunding, Mead Escambia Paper, Ser. C, 3.45%, 12/1/23.....  P1(1)             100,000
 1,000,000   Detroit, City School District, School Aid Notes, 4.50%, 5/1/97........  SP1+*           1,000,890
 1,000,000   Strategic Fund, Pollution Control Revenue, Refunding, Consumers Power
               Project, Ser. A, 3.45%, 4/15/18.....................................  P1(1)           1,000,000
                                                                                                   -----------
                                                                                                     2,100,890

             MINNESOTA (2.5%)
   500,000   School Districts, Tax and Aid Anticipation Borrowing Project,
               Certificates of Participation, Ser. B, 3.65%, 3/10/98+..............  MIG1              500,000

             MISSISSIPI (3.1%)
   600,000   Jackson County, Port Facility Revenue, Refunding, Chevron USA, Inc.
               Project, Chevron USA, Inc. Project, 3.45%, 6/1/23...................  P1(2)             600,000

             NEVADA (2.5%)
   500,000   Las Vegas, General Obligation, Recreation Bonds, 3.65%, 2/1/98........  Aaa               500,000

             NEW JERSEY (1.0%)
             Economic Development Authority:
   100,000     Economic Development Revenue, Dow Chemical, Ser. A, 3.30%, 5/1/01...  P1(1)             100,000
   100,000     Water Facilities Revenue, Refunding, United Water NJ Project, Ser.
                 A, 3.10%, 11/1/23.................................................  Aaa(1)            100,000
                                                                                                   -----------
                                                                                                       200,000

             NEW YORK (8.9%)
             New York City:
   200,000     General Obligations, Subser B-2, 3.45%, 8/15/03.....................  VMIG1(1)          200,000
   500,000     Housing Development Corp., Multi-Family Housing Revenue, Ser A,
                 3.60%, 5/1/97.....................................................  Aa                500,000
   100,000     Municipal Water Finance Authority, Water and Sewer System Revenue,
                 Ser C, 3.45%, 6/15/23.............................................  VMIG1(1)          100,000
             New York State:
   950,000     Monroe County, Public Improvement, 3.80%, 6/1/97....................  Aaa               950,114
                                                                                                   -----------
                                                                                                     1,750,114

             TENNESSEE (1.3%)
   250,000   Dyer County, Capital Outlay Notes, 3.90%, 7/15/97.....................  Aaa               250,275

+ WHEN ISSUED SECURITY.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS                                        FEBRUARY 28, 1997
-------------------------------------------

 PRINCIPAL                                                                              RATING
  AMOUNT                             MONEY MARKET PORTFOLIO                          (UNAUDITED)      VALUE
--------------------------------------------------------------------------------------------------------------
             TEXAS (9.2%)
 $ 335,000   Austin, Utilities System, Revenue Refunding, Ser. A, 6.70%, 5/15/97...  Aaa           $   337,089
   200,000   Denton County, General Obligations, 4.00%, 6/1/97.....................  Aaa               200,194
   670,000   Department of Housing & Community Affairs, Single Family Mortgage
               Revenue, Ser. E, 3.90%, 3/1/97......................................  Aaa               670,000
   600,000   Harris County, Health Facilities Development Corp., Special Facilities
               Revenue, Texas Medical Center Project, 3.55%, 2/15/22...............  VMIG1(1)          600,000
                                                                                                   -----------
                                                                                                     1,807,283

             UTAH (9.2%)
 1,000,000   Emery County, Pollution Control Revenue, Refunding, Pacificorp
               Project, 3.45%, 11/1/24.............................................  VMIG1(1)        1,000,000
             Intermountain Power Agency, Utah Power Supply Revenue, Refunding:
   500,000     Ser. B, 5.00%, 7/1/97...............................................  Aa                505,010
   300,000     Ser. C, 8.50%, 7/1/07 (Prerefunded 7/1/97)..........................  Aaa               306,923
                                                                                                   -----------
                                                                                                     1,811,933

             WEST VIRGINIA (2.0%)
   380,000   University Revenues, State University System, Marshall University
               Library, 3.60%, 4/1/97..............................................  Aaa               380,000

             WYOMING (3.6%)
   700,000   Lincoln County, Pollution Control Revenue, Exxon Project, Ser D,
               3.45%, 11/1/14......................................................  P1(1)             700,000

             TOTAL SHORT-TERM MUNICIPAL SECURITIES (104.0%) (COST $20,447,320)...................   20,447,320

             EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.0%)............................     (779,296)
                                                                                                   -----------

             NET ASSETS (100.0%).................................................................  $19,668,024
                                                                                                   -----------

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE...............  $      1.00
                                                                                                   -----------

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY (2) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF FEBRUARY 28, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT FEBRUARY 28, 1997
------------------------------------------------------------------------

                                       PORTFOLIO
                                  --------------------
                                    HIGH-      MONEY
                                    YIELD     MARKET
                                  --------------------
                                      (DOLLARS IN
                                       THOUSANDS
                                    EXCEPT PER SHARE
                                        AMOUNTS)
ASSETS:
Investment securities at value
  (Cost $191,106 and amortized
  cost $20,447).................  $ 195,273  $  20,447
Cash............................         14         87
Interest receivable.............      2,326        181
Receivable for securities
  sold..........................        545         --
Receivable for capital shares
  sold..........................         13         13
                                  ---------  ---------

    TOTAL ASSETS................    198,171     20,728
                                  ---------  ---------

LIABILITIES:
Payable for securities
  purchased.....................      3,676      1,001
Payable for capital shares
  repurchased...................        389         11
Dividends payable to
  shareholders..................        294         --
Accrued expenses:
  Advisory fee..................         75          7
  Other.........................         96         41
                                  ---------  ---------

    TOTAL LIABILITIES...........      4,530      1,060
                                  ---------  ---------

NET ASSETS......................  $ 193,641  $  19,668
                                  ---------  ---------

NET ASSETS:
Capital Stock at $.01 par value
  (Authorized 65,000,000 shares
  and 125,000,000 shares
  respectively; outstanding
  17,962,915 shares and
  19,699,375 shares,
  respectively).................  $     180  $     197
Additional paid-in capital......    188,592     19,502
Distribution in excess of net
  investment income.............        (28)        --
Accumulated net realized gain
  (loss) on investments.........        730        (31)
Unrealized net appreciation of
  investments...................      4,167         --
                                  ---------  ---------
NET ASSETS......................  $ 193,641  $  19,668
                                  ---------  ---------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE.............  $   10.78  $    1.00
                                  ---------  ---------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 1997

                                          PORTFOLIO
                                    ----------------------
                                      HIGH-       MONEY
                                      YIELD      MARKET
                                    ----------------------
                                           (DOLLARS
                                        IN THOUSANDS)
INVESTMENT INCOME:
Interest..........................  $  11,930  $      739
                                    ---------       -----

EXPENSES:
Advisory fee......................      1,041         105
Transfer agent fees...............         61          24
Auditing and legal fees...........         37          31
Custodian fees....................         34           5
Printing and stationery...........         20           5
Postage...........................         17           5
Registration and filing fees......          9          16
Directors' fees and expenses......          7           7
Other.............................         26          12
                                    ---------       -----
    Total expenses before custody
     credits......................      1,252         210
    Less: custody credits.........        (12)         (2 )
                                    ---------       -----
    NET EXPENSES..................      1,240         208
                                    ---------       -----

NET INVESTMENT INCOME.............     10,690         531
                                    ---------       -----

NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS:
  Net Realized Gain (Loss)........        755          (1 )
  Change in Unrealized
   Appreciation...................     (1,721)         --
                                    ---------       -----
NET REALIZED GAIN (LOSS) AND
  CHANGE IN UNREALIZED
  APPRECIATION ON INVESTMENTS.....       (966)         (1 )
                                    ---------       -----
NET INCREASE IN NET ASSETS FROM
 OPERATIONS.......................  $   9,724  $      530
                                    ---------       -----

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED FEBRUARY 28, 1997 AND FEBRUARY 29, 1996
------------------------------------------------------------------------

                                                                       HIGH-YIELD           MONEY MARKET
                                                                       PORTFOLIO             PORTFOLIO
                                                                  ------------------------------------------
                                                                    1997       1996       1997       1996
                                                                  ------------------------------------------

                                                                            (DOLLARS IN THOUSANDS)
OPERATIONS:
  Net investment income.........................................  $  10,690  $  11,887  $     531  $     652
  Net realized gain (loss) on investments.......................        755      5,658         (1)        (2)
  Change in net unrealized appreciation.........................     (1,721)     4,069         --         --
                                                                  ------------------------------------------
  Net increase in net assets from operations....................      9,724     21,614        530        650
                                                                  ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income.........................................    (10,690)   (11,887)      (531)      (652)
                                                                  ------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares..............................    146,110    104,935     14,044     12,117
  Net proceeds from reinvestment of distributions to
  shareholders..................................................      6,978      7,845        531        652
  Cost of shares repurchased....................................   (181,241)  (141,214)   (16,683)   (16,671)
                                                                  ------------------------------------------
  Net decrease in net assets from capital share transactions....    (28,153)   (28,434)    (2,108)    (3,902)
                                                                  ------------------------------------------
TOTAL DECREASE IN NET ASSETS....................................    (29,119)   (18,707)    (2,109)    (3,904)

NET ASSETS:
  Beginning of year.............................................    222,760    241,467     21,777     25,681
                                                                  ------------------------------------------
  End of year...................................................  $ 193,641  $ 222,760  $  19,668  $  21,777
                                                                  ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 28, 1997
-------------------------------------------

1.SIGNIFICANT ACCOUNTING POLICIES

The Value Line Tax Exempt Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the High Yield and Money Market Portfolios. The primary investment objective of the High Yield Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATIONS: High-Yield Portfolio--The investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to value from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio--Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically re-invested each day in additional shares. Dividends credited to a shareholder's account in the High-Yield Portfolio are distributed monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income-tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------
are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required in the accompanying financial statements.

(D) INVESTMENTS: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discount, when appropriate, in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Additionally, when appropriate, the Fund recognizes market discount when securities are disposed. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

2.CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

                                   HIGH-YIELD PORTFOLIO
                                   --------------------
                                     1997       1996
                                   --------------------
                                      (IN THOUSANDS)
Shares sold......................     13,694      9,853
Shares issued to shareholders in
  reinvestment of dividends......        654        736
                                   --------------------
                                      14,348     10,589
Shares repurchased...............    (16,971)   (13,230)
                                   --------------------
Net decrease.....................     (2,623)    (2,641)
                                   --------------------


                                       MONEY MARKET
                                        PORTFOLIO
                                   --------------------
                                     1997       1996
                                   --------------------
                                      (IN THOUSANDS)
Shares sold......................     14,044     12,117
Shares issued to shareholders in
  reinvestment of dividends......        531        652
                                   --------------------
                                      14,575     12,769
Shares repurchased...............    (16,683)   (16,671)
                                   --------------------
Net decrease.....................     (2,108)    (3,902)
                                   --------------------

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 28, 1997
-------------------------------------------

3.PURCHASES AND SALES OF SECURITIES

Purchases and sales of municipal securities were as follows:

                                        HIGH-YIELD
                                        PORTFOLIO
                                      --------------
                                           1997
                                      --------------
                                      (IN THOUSANDS)
PURCHASES:
Long-term obligations...............  $    140,571
Short-term obligations..............       261,285
                                      --------------
                                      $    401,856
                                      --------------
MATURITIES OR SALES:
Long-term obligations...............  $    165,236
Short-term obligations..............       260,789
                                      --------------
                                      $    426,025
                                      --------------


                                       MONEY MARKET
                                        PORTFOLIO
                                      --------------
                                           1997
                                      --------------
                                      (IN THOUSANDS)
PURCHASES:
Municipal short-term obligations....  $     41,440
                                      --------------
MATURITIES OR SALES:
Municipal short-term obligations....  $     42,710
                                      --------------

At February 28, 1997, the aggregate cost of investments for federal income-tax purposes was $191,106,211 for the High-Yield Portfolio and $20,447,320 for the Money Market Portfolio.

The aggregate appreciation and depreciation of investments in the High-Yield Portfolio at February 28, 1997, based on a comparison of investment values and their cost for federal income-tax purposes, is $5,039,413 and $872,270, respectively, resulting in a net unrealized appreciation of $4,167,143. There was no unrealized appreciation or depreciation in the Money Market Portfolio.

For federal income-tax purposes the High-Yield Portfolio had a net realized gain, after utilizing prior year's carry forward losses of $23,412, which it intends to distribute to its shareholders, and the Money Market Portfolio had a capital-loss carryover at February 28, 1997, of $29,932, of which $27,649 will expire in 2000, $998 in 2004 and $1,285 in 2005. Any net capital losses incurred after October 31, within the Portfolio's tax year, if so elected by either Portfolio, are deemed to arise on the first day of that Portfolio's next taxable year. Accordingly, the Money Market Portfolio has elected to defer $1,415 of net capital losses incurred after October 31, 1996. To the extent future capital gains are offset by such capital losses, the Portfolio does not anticipate distributing any such gains to its shareholders.

4.INVESTMENT ADVISORY CONTRACT AND TRANSACTIONS WITH
  AFFILIATES

An advisory fee of $1,041,043 and $104,694 was paid or payable on the High-Yield Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the Adviser) for the year ended February 28, 1997. This was computed at the annual rate of 1/2 of 1% of the average daily net asset values of the portfolios of the Fund for the year. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation. During the year ended February 28, 1997, $2,880 was paid to the Adviser for printing services.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a Director of the Fund.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 28, 1997
-------------------------------------------

At February 28, 1997, the Adviser and/or affiliated companies owned 227,757 shares of the High-Yield Portfolio common shares, representing 1.27% of the outstanding shares. In addition, certain officers and directors of the Fund owned 105,695 shares of the High-Yield Portfolio, representing .59% of the outstanding shares and 2,450 shares of the Money Market Portfolio, representing
 .01% of the outstanding shares.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

Financial Highlights
-------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                      HIGH-YIELD PORTFOLIO

                                                              YEARS ENDED ON LAST DAY OF FEBRUARY,
                                               -------------------------------------------------------------------
                                                  1997          1996          1995          1994          1993
                                               -------------------------------------------------------------------

Net asset value, beginning of year...........    $10.82        $10.40        $10.97        $11.29        $10.59
                                               -------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income..................      .547          .552          .568          .598          .635
      Net gains or losses on securities
        (both realized and unrealized).......     (.040)         .420         (.528)        (.112)         .698
                                               -------------------------------------------------------------------
      Total from investment operations.......      .507          .972          .040          .486         1.333
                                               -------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Dividends from net investment
         income..............................     (.547)        (.552)        (.568)        (.602)        (.633)
      Distributions from capital gains.......        --            --         (.042)        (.204)           --
                                               -------------------------------------------------------------------
      Total distributions....................     (.547)        (.552)        (.610)        (.806)        (.633)
                                               -------------------------------------------------------------------
Net asset value, end of year.................    $10.78        $10.82        $10.40        $10.97        $11.29
                                               -------------------------------------------------------------------
Total return.................................      4.86%         9.55%          .64%         4.37%        13.03%
                                               -------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands).....  $193,641      $222,760      $241,467      $237,888      $301,514
Ratio of expenses to average net assets......       .60%(1)       .62%          .61%          .58%          .60%
Ratio of net investment income
  to average net assets......................      5.13%         5.22%         5.54%         5.30%         5.89%
Portfolio turnover rate......................        73%           95%           60%           55%          101%

(1) BEFORE OFFSET FOR CUSTODY CREDITS.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

FINANCIAL HIGHLIGHTS
-------------------------------------------

SELECTED DATE FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                     MONEY MARKET PORTFOLIO

                                                              YEARS ENDED ON LAST DAY OF FEBRUARY,
                                               -------------------------------------------------------------------
                                                  1997          1996          1995          1994          1993
                                               -------------------------------------------------------------------

Net asset value, beginning of year...........    $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                               -------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income..................      .025          .029          .022          .016          .023
                                               -------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Dividends from net investment
         income..............................     (.025)        (.029)        (.022)        (.016)        (.023)
                                               -------------------------------------------------------------------
Net asset value, end of year.................    $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                               -------------------------------------------------------------------
Total return.................................      2.56%         2.92%         2.22%         1.58%         2.34%
                                               -------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands).....  $ 19,668      $ 21,777      $ 25,681      $ 31,707      $ 36,309
Ratio of expenses to average net assets......      1.00%(1)      1.01%          .89%          .86%          .80%
Ratio of net investment income
  to average net assets......................      2.54%         2.89%         2.17%         1.56%         2.38%

(1) BEFORE OFFSET FOR CUSTODY CREDITS.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

Report of Independent Accountants
-------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF THE VALUE LINE TAX EXEMPT FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the High-Yield Portfolio and the Money Market Portfolio (constituting The Value Line Tax Exempt Fund, Inc., hereafter referred to as the "Fund") at February 28, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York

April 21, 1997

                         FEDERAL TAX NOTICE (UNAUDITED)
DURING THE YEAR ENDED FEBRUARY 28, 1997, THE FUND PAID TO SHAREHOLDERS OF THE HIGH-YIELD PORTFOLIO $0.547 AND THE MONEY MARKET PORTFOLIO $0.025 PER SHARE, RESPECTIVELY, FROM NET INVESTMENT INCOME. SUBSTANTIALLY ALL OF THE FUND'S DIVIDENDS FROM NET INVESTMENT INCOME WERE EXEMPT-INTEREST DIVIDENDS, EXCLUDABLE FROM GROSS INCOME FOR REGULAR FEDERAL INCOME-TAX PURPOSES.

--------------------------------------------------------------------------------

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